EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Schedule of employee benefits from Continuing Operations

The Group’s employee benefits from continuing operations comprise the following:

	Year Ended December 31,
	2016	2017	2018	2018
	CNY	CNY	CNY	US$

Wages, salaries and allowances	565	566	1,513	220
Housing funds (a)	40	33	67	10
Contribution to pension plans (a)	104	79	76	11
Welfare and other expenses	6	19	222	32
	715	697	1,878	273

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(a)

According to the PRC state regulations, the employees of the Group's subsidiaries which operate in Mainland China are required to participate in a central pension scheme operated by the local municipal government and government-sponsored housing funds. These subsidiaries are required to contribute a certain percentage of their payroll costs for those qualified urban employees to the central pension scheme as well as the housing funds.